Annual Fund Operating Expenses	Jan. 28, 2026
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.39%	[3]
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.39%	[3]
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.39%	[3]
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.12%	[5]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.65%	[6]
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.12%	[5]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.65%	[6]
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.12%	[5]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.65%	[6]
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.09%	[8]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.52%	[9]
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.09%	[8]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.52%	[9]
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.09%	[8]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.52%	[9]

[1]
The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) is 0.25% and 0.50%, respectively; however, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

[2]	As of the date of this prospectus, Advisor and R class shares of the Fund have not commenced operations and expenses are based on Institutional Class expenses for the fiscal year ended September 30, 2025.
[3]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
[4]
The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) is 0.25% and 0.50%, respectively; however, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

[5]	As of the date of this prospectus, Advisor and R class shares of the Fund have not commenced operations and expenses are based on Institutional Class expenses for the fiscal year ended September 30, 2025.
[6]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
[7]
The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) is 0.25% and 0.50%, respectively; however, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

[8]	As of the date of this prospectus, Advisor and R class shares of the Fund have not commenced operations and expenses are based on Institutional Class expenses for the fiscal year ended September 30, 2025.
[9]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).